Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Jan. 15, 2025	Jan. 14, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Class A [Member]
Common stock, par value	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized	80,000,000	80,000,000	800,000,000	80,000,000	800,000,000
Common stock, shares issued	12,368,718			11,581,218	25,910,000
Common stock, shares outstanding	12,368,718			11,581,218	25,910,000
Common Class A [Member] | Previously Reported [Member]
Common stock, shares authorized				800,000,000
Common Class B [Member]
Common stock, par value	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized	10,000,000	10,000,000	50,000,000	10,000,000	50,000,000
Common stock, shares issued	2,500,000			2,500,000	2,500,000
Common stock, shares outstanding	2,500,000			2,500,000	2,500,000
Common Class B [Member] | Previously Reported [Member]
Common stock, shares authorized				50,000,000